LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9 - LEASES:

The Company’s main leasing properties are located in Israel, USA and Canada as detailed below:

a.
In May 2018, the Company signed a lease agreement for its headquarters in Israel. In January 2019, February 2020, March 2021, March 2023, May 2023 and June 2024 the Company signed supplement lease agreements, further expanding its headquarters in Israel (collectively, the “Lease Agreement”). The Lease Agreement will expire in December 2027. The current monthly rent payment under the Lease Agreement is approximately $ 92.8.

The costs under the Lease Agreement in Israel are linked to the Israeli Consumer Price Index. For purposes of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with a bank guarantee of NIS 966 thousand (approximately $303).

The Company also leases warehouse outside the Company's offices. The Lease Agreement is for one year, with the Company options to renewal every year for 10 years. According to management's assessment, the lease will last until August 2027. The current monthly rent payment under the Lease Agreement is approximately $12.9.

b.
In August 2020, the Company’s U.S. subsidiary, signed a lease agreement, for additional lease agreement of property and for its offices (“U.S Lease”). The U.S. Lease is for 7 years and 4 months which began in the middle of April of 2021. The current monthly rent payment is approximately $29.1.

c.
The Company’s Canadian subsidiary signed a lease agreement in April 2022 for property and for its offices (“Canadian Lease”). The Canadian Lease was for 3 years and expired in July 2025. In April 2025, the Company’s Canadian subsidiary signed new lease agreement (“Canadian New Lease”), extending the Canadian Lease for additional 5 years from July 2025.  The current monthly rent payment under the Canadian New Lease is approximately $18.

d.
The Company’s subsidiaries in France and Spain signed new lease agreement in January and February, 2025, respectively, for period of 6 years each (“Euro Lease”). The current monthly rent payment under the Euro Lease is approximately $5.

The Company also leases vehicles for several employees in Israel and in subsidiaries in Europe for a period of 3-4 years.

From time to time the Company also leases small properties, mainly for offices for Subsidiaries around the world.

The lease cost was as follows:

	Year ended December 31
	2025	2024	2023
Operating lease cost	3,655	3,057	2,348

Supplemental cash flow information related to leases was as follows:

	Year ended December 31
	2025	2024	2023
Operating cash flows from operating leases	3,758	3,173	2,530

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2025	2024
Operating Leases
Operating lease right-of-use assets	8,274	8,732
Other current liabilities	3,219	2,511
Operating lease liabilities	5,008	5,311
Total operating lease liabilities	8,227	7,822
Weighted Average Remaining Lease Term
Operating leases	2.85 years	3.30 years
Weighted Average Discount Rate
Operating leases	5.42%	5.24%

As of December 31, 2025, the maturities of lease liabilities were as follows:

Operating Leases
Year Ending December 31,
2026	3,482
2027	3,137
2028	1,227
2029	514
2030 and beyond	418
Total lease payments	8,778
Less imputed interests	(551)
Total	8,227